Average Annual Total Returns - FidelityAdvisorFreedomFunds-Z6ComboPRO - FidelityAdvisorFreedomFunds-Z6ComboPRO - Fidelity Advisor Freedom 2015 Fund	Sep. 08, 2023
Fidelity Advisor Freedom 2015 Fund - Class Z6 | Return Before Taxes
Average Annual Return:
Past 1 year	(14.54%)
Past 5 years	2.96%
Since Inception	3.71%
LB001
Average Annual Return:
Past 1 year	(13.01%)
Past 5 years	0.02%
Since Inception	0.17%	[1]
F0550
Average Annual Return:
Past 1 year	(14.37%)
Past 5 years	2.97%
Since Inception	3.75%	[1]

[1]	AFrom June 6, 2017.